Goodwill and Intangible Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jul. 29, 2012	Jul. 31, 2011	Nov. 01, 2009	Jul. 29, 2012	Jul. 31, 2011	Jan. 29, 2012	Jan. 30, 2011	Jan. 31, 2010		Feb. 01, 2009
Goodwill [Line Items]
Non-cash, pre-tax, goodwill impairment charge				$ (224)					$ (224)	[1]
Number of reporting units where impairment is recorded				4
Goodwill		3,279			3,279		3,151	3,150	3,149	[1]	3,368
Intangible assets amortization period	11 years
Amortization expense		60	61		120	122	244	244	243
Estimated future amortization expense, 2012							239
Estimated future amortization expense, 2013							143
Estimated future amortization expense, 2014							113
Estimated future amortization expense, 2015							27
Estimated future amortization expense, 2016							26
Rexford Albany Municipal Supply Company Incorporated
Goodwill [Line Items]
Goodwill							12
Rexford Albany Municipal Supply Company Incorporated | Customer Relationships
Goodwill [Line Items]
Intangible assets							4		2
Minimum
Goodwill [Line Items]
Discount rates used to calculate fair value of reporting unit							13.00%
Fair value inputs EBITDA multiple							6
Minimum | Rexford Albany Municipal Supply Company Incorporated | Customer Relationships
Goodwill [Line Items]
Intangible assets amortization period							3 years		5 years
Maximum
Goodwill [Line Items]
Discount rates used to calculate fair value of reporting unit							17.00%
Fair value inputs EBITDA multiple							7
Maximum | Rexford Albany Municipal Supply Company Incorporated | Customer Relationships
Goodwill [Line Items]
Intangible assets amortization period							7 years		7 years
Water Works
Goodwill [Line Items]
Fair value of reporting units in excess of carrying value							17.00%
Goodwill							1,052	1,040
Amortization expense		24	23		48	47	95	94	95
Facilities Maintenance
Goodwill [Line Items]
Fair value of reporting units in excess of carrying value							50.00%
Goodwill							1,474	1,474
Amortization expense		19	19		38	38	75	75	73
White Cap
Goodwill [Line Items]
Fair value of reporting units in excess of carrying value							68.00%
Goodwill							109	109
Amortization expense		5	5		10	10	19	19	20
Utilities
Goodwill [Line Items]
Fair value of reporting units in excess of carrying value							32.00%
Goodwill							186	197
Crown Bolt
Goodwill [Line Items]
Fair value of reporting units in excess of carrying value							4.00%
Goodwill							215	215
Repair And Remodel
Goodwill [Line Items]
Fair value of reporting units in excess of carrying value							24.00%
Goodwill							95	95
Electrical
Goodwill [Line Items]
Fair value of reporting units in excess of carrying value							166.00%
Goodwill							$ 20	$ 20

[1]	Does not sum due to rounding